Fair Value of Financial Assets and Liabilities	6 Months Ended
Jun. 30, 2021
Text block [Abstract]
Fair Value of Financial Assets and Liabilities

Note 17 - Fair Value of Financial Assets and Liabilities

Determination of the fair value as of June 30, 2021 and December 31, 2020

	As of June 30, 2021
		Estimated fair value
	Book value	Recurring	Non-recurring (*)
	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	2,875,942	—	2,875,942
Cash items in process of collection	442,662	—	442,662
Financial instruments at fair value through profit or loss	301,239	301,239	—
Financial instruments at fair value through other comprehensive income	3,914,198	3,914,198	—
Loans and accounts receivable at amortized cost	22,017,132	—	22,715,286
Financial instruments at amortized cost	173,227	—	173,227
Investments under resale agreements	122,998	—	122,998
Financial derivative contracts	2,588,103	2,588,103	—
Interbank loans, net	57,499	—	57,499
Totals	32,493,000	6,803,540	26,387,614
LIABILITIES
Deposits and other demand liabilities	6,550,657	—	6,550,657
Cash in process of being cleared	420,259	—	420,259
Obligations under repurchase agreements	483,241	—	483,241
Time deposits and other time liabilities	10,269,825	—	10,269,825
Financial derivative contracts	2,377,921	2,377,921	—
Interbank borrowings	4,453,688	—	4,453,688
Debt instruments issued	6,335,525	—	6,335,525
Lease contract liabilities	133,594	—	133,594
Other financial liabilities	29,163	—	29,163
Totals	31,053,873	2,377,921	28,675,952

(*)   Non-recurring items correspond to those line items that are carried at cost, but their corresponding fair value has been estimated for disclosure purposes only.

Note 17 - Fair Value of Financial Assets and Liabilities, continued

	As of December 31, 2020
		Estimated fair value
	Book value	Recurring	Non-recurring (*)
	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	3,089,072	—	3,089,072
Cash items in process of collection	173,192	—	173,192
Financial instruments at fair value through profit or loss	582,710	582,710	—
Financial instruments at fair value through other comprehensive income	3,970,899	3,970,899	—
Loans and accounts receivable at amortized cost	21,576,108	—	22,767,597
Financial instruments at amortized cost	111,542	—	110,608
Investments under resale agreements	105,580	—	105,580
Financial derivative contracts	3,982,803	3,982,803	—
Interbank loans, net	7,121	—	7,121
Totals	33,599,027	8,536,412	26,253,170
LIABILITIES
Deposits and other demand liabilities	6,197,406	—	6,197,406
Cash in process of being cleared	154,232	—	154,232
Obligations under repurchase agreements	638,851	—	638,851
Time deposits and other time liabilities	11,433,064	—	11,574,924
Financial derivative contracts	3,673,591	3,673,591	—
Interbank borrowings	3,798,978	—	3,794,375
Debt instruments issued	6,204,856	—	7,330,126
Lease contract liabilities	151,885	—	164,304
Other financial liabilities	13,123	—	13,123
Totals	32,265,986	3,673,591	29,867,341

(*)   Non-recurring items correspond to those line items that are carried at cost, but their corresponding fair value has been estimated for disclosure purposes only.

Note 17 - Fair Value of Financial Assets and Liabilities, continued

Fair Value Measurements of assets and liabilities only for disclosure purposes (non-recurring):

	As of June 30,	As of December 31,
Non-recurring fair value measurement	2021	2020
	MCh$	MCh$
ASSETS
Cash and deposits in banks	2,875,942	3,089,072
Cash items in process of collection	442,662	173,192
Loans and accounts receivable at amortized cost	22,715,286	22,767,597
Investments under resale agreements	122,998	105,580
Interbank loans, net	57,499	7,121
Financial instruments at amortized cost	173,227	110,608
Totals	26,387,614	26,253,170
LIABILITIES
Deposits and other demand liabilities	6,550,657	6,197,406
Cash in process of being cleared	420,259	154,232
Obligations under repurchase agreements	483,241	638,851
Time deposits and other time liabilities	10,269,825	11,574,924
Interbank borrowings	4,453,688	3,794,375
Debt issued	6,335,525	7,330,126
Lease contract liabilities	133,594	164,304
Other financial obligations	29,163	13,123
Totals	28,675,952	29,867,341

Note 17 - Fair Value of Financial Assets and Liabilities, continued

Fair Value measurement of financial assets and liabilities (recurring):

	As of June 30,	As of December 31,
Fair value measurement of recurring items	2021	2020
	MCh$	MCh$
ASSETS
Financial instruments at fair value through profit or loss	301,239	582,710
Central Bank of Chile and Government securities	49,811	108,042
Other securities issued in Chile	110	271
Foreign government and Central Bank instruments	210,008	432,178
Other instruments issued abroad	2,372	4,861
Investments in mutual funds	38,123	35,017
Other investments at FVTPL	815	2,341
Financial instruments at fair value through other comprehensive income	3,914,198	3,970,899
Central Bank of Chile and Government securities	3,248,822	3,056,179
Other securities issued in Chile	143,049	296,665
Foreign government and Central Bank instruments	334,591	217,185
Other instruments issued abroad	177,312	394,691
Other investments at FVOCI	10,424	6,179
Financial derivative contracts	2,588,103	3,982,803
Forwards	191,385	472,208
Swaps	2,396,062	3,509,315
Call options	498	195
Put options	158	1,085
Totals	6,803,540	8,536,412
LIABILITIES
Financial derivative contracts	2,377,921	3,673,591
Forwards	175,051	433,863
Swaps	2,201,695	3,238,371
Call options	928	271
Put options	247	1,086
Totals	2,377,921	3,673,591

Note 17 - Fair Value of Financial Assets and Liabilities, continued

Financial Derivative Instruments

The estimated fair value of derivative instruments is calculated using prices quoted in the market for financial instruments with similar characteristics. Therefore, the methodology recognizes the credit risk of each counterparty.

The adjustments are known internationally as the counterparty value adjustment (“CVA”), which consists of an adjustment for debtor risk (credit value adjustment or CVA) and for creditor risk (debit value adjustment or “DVA”). The sum of these adjustments gives the effective counterparty risk that the derivative contract must have.

These adjustments are recorded periodically in the financial statements. As of June 30, 2021 and December 31, 2020, the portfolio of derivative contracts in both Chile and Colombia is detailed as follows:

	As of June 30,		As of December 31,
	2021		2020
	CVA	DVA	CVA	DVA
	MCh$	MCh$	MCh$	MCh$
Derivatives held for hedging	(2)	—	—	—
Fair value hedge	—	—	—	—
Currency forwards	—	—	—	—
Currency swaps	—	—	—	—
Interest rate swaps	—	—	—	—
Cash flow hedge	—	—	—	—
Currency forwards	—	—	—	—
Currency swaps	—	—	—	—
Interest rate swaps	—	—	—	—
Hedge of net investments in a foreign operation	(2)	—	—	—
Currency forwards	—	—	—	—
Currency swaps	—	—	—	—
Interest rate swaps	—	—	—	—
Derivatives held for trading	(27,298)	436	(40,971)	589
Currency forwards	(304)	170	(443)	205
Currency swaps	(22,261)	41	(36,363)	37
Interest rate swaps	(4,733)	225	(4,165)	347
Call currency options	—	—	—	—
Put currency options	—	—	—	—
Total financial derivative contracts	(27,300)	436	(40,971)	589

Note 17 - Fair Value of Financial Assets and Liabilities, continued

The following table summarizes the fair value hierarchy for the Bank’s recurring valuation of financial instruments:

Level	Instrument	Issuer	Price Source	Model
1	Currencies	Not Applicable	OTC, Bloomberg	Directly observable price.
	Shares	Others	Santiago Exchange	Directly observable price.
	Mutual Funds	Asset Managers	CMF (formerly the SVS)	Directly observable price.
	Bonds	Chilean Central Bank and Chilean Treasury	Santiago Exchange	Internal rate of return (“IRR”) based on prices.
2	Derivatives	Not Applicable	OTC (brokers), Bloomberg	Interest rate curves based on forward prices and coupon rates.
	Money market	Chilean Central Bank and Chilean Treasury	Santiago Exchange	Interest rate curves based on prices.
	Money market	Banks	Santiago Exchange	Interest rate curves based on prices.
	Bonds	Companies, Banks	Pricing provider	Interest rate curves based on correlations, spreads, extrapolations, etc.
3	Derivatives, active Banking rate (TAB)	Not Applicable	OTC (brokers)	Interest rate curves based on modeling of TAB - Chamber spread.
	Derivatives, American forwards	Not Applicable	Bloomberg	Black and Scholes with inputs from European options.

Note 17 - Fair Value of Financial Assets and Liabilities, continued

The following table classifies assets and liabilities measured at fair value on a recurring basis, in accordance with the fair value hierarchy established in IFRS 13, as of June 30, 2021 and December 31, 2020:

	As of June 30, 2021
		Market value of the	Other observable	Non-observable
Measurement at fair value of instruments		asset for identified assets	significant inputs	significant inputs
on a recurring basis using	Fair value	(Level 1)	(Level 2)	(Level 3)
	MCh$	MCh$	MCh$	MCh$
ASSETS
Financial instruments at fair value through profit or loss	301,239	297,942	3,297	—
Central Bank of Chile and Government securities	49,811	49,811	—	—
Other securities issued locally	110	—	110	—
Foreign government and Central Bank instruments	210,008	210,008	—	—
Other securities issued abroad	2,372	—	2,372	—
Investments in mutual funds	38,123	38,123	—	—
Other investments at FVTPL	815	—	815	—
Financial instruments at fair value through other comprehensive income	3,914,198	3,740,534	177,740	—
Central Bank of Chile and Government securities	3,248,822	3,248,822	—	—
Other securities issued locally	143,049	—	147,125	—
Foreign government and Central Bank instruments	334,591	334,591	—	—
Other securities issued abroad	177,312	157,121	20,191	—
Other investments at FVOCI	10,424	—	10,424	—
Financial derivative contracts	2,588,103	—	2,567,898	20,205
Forwards	191,385	—	190,199	1,186
Swaps	2,396,062	—	2,377,043	19,019
Call options	498	—	498	—
Put options	158	—	158	—
Totals	6,803,540	4,038,476	2,748,935	20,205
LIABILITIES
Financial derivative contracts	2,377,921	—	2,376,996	925
Forwards	175,051	—	174,546	505
Swaps	2,201,695	—	2,201,275	420
Call options	928	—	928	—
Put options	247	—	247	—
Totals	2,377,921	—	2,376,996	925

Note 17 - Fair Value of Financial Assets and Liabilities, continued

	As of December 31, 2020
		Market value of the	Other observable	Non-observable
Measurement at fair value of instruments		asset for identified assets	significant inputs	significant inputs
on a recurring basis using	Fair value	(Level 1)	(Level 2)	(Level 3)
	MCh$	MCh$	MCh$	MCh$
ASSETS
Financial instruments at fair value through profit or loss	582,710	575,237	7,473	—
Central Bank of Chile and Government securities	108,042	108,042	—	—
Other securities issued locally	271	—	271	—
Foreign government and Central Bank instruments	432,178	432,178	—	—
Other securities issued abroad	4,861	—	4,861	—
Investments in mutual funds	35,017	35,017	—	—
Other investments at FVTPL	2,341	—	2,341	—
Financial instruments at fair value through other comprehensive income	3,970,899	3,608,717	362,182	—
Central Bank of Chile and Government securities	3,056,179	3,056,179	—	—
Other securities issued locally	296,665	—	296,665	—
Foreign government and Central Bank instruments	217,185	217,185	—	—
Other securities issued abroad	394,691	335,353	59,338	—
Other investments at FVOCI	6,179	—	6,179	—
Financial derivative contracts	3,982,803	—	3,955,538	27,265
Forwards	472,208	—	468,632	3,576
Swaps	3,509,315	—	3,485,626	23,689
Call options	195	—	195	—
Put options	1,085	—	1,085	—
Totals	8,536,412	4,183,954	4,325,193	27,265
LIABILITIES
Financial derivative contracts	3,673,591	—	3,672,751	840
Forwards	433,863	—	433,747	116
Swaps	3,238,371	—	3,237,647	724
Call options	271	—	271	—
Put options	1,086	—	1,086	—
Totals	3,673,591	—	3,672,751	840

Note 17 - Fair Value of Financial Assets and Liabilities, continued

Transfers between level 1 and 2

As of June 30, 2021 and December 31, 2020 no transfers were observed between Level 1 and Level 2, as shown below

	As of June 30,
Measurement at fair value of instruments	2021
that are valued recurrently	Fair value	Level 1 to 2	Level 2 to 1
	MCh$	MCh$	MCh$
ASSETS
Financial instruments at fair value through profit or loss	301,239	—	—
Financial instruments at fair value through other comprehensive income	3,914,198	—	—
Financial derivative contracts	2,588,103	—	—
Totals	6,803,540	—	—
LIABILITIES
Financial derivative contracts	2,377,921	—	—
Totals	2,377,921	—	—

	As of December 31,
Measurement at fair value of instruments	2020
that are valued recurrently	Fair value	Level 1 to 2	Level 2 to 1
	MCh$	MCh$	MCh$
ASSETS
Financial instruments at fair value through profit or loss	582,710	—	—
Financial instruments at fair value through other comprehensive income	3,970,899	—	—
Financial derivative contracts	3,982,803	—	—
Totals	8,536,412	—	—
LIABILITIES
Financial derivative contracts	3,673,591	—	—
Totals	3,673,591	—	—

Note 17 - Fair Value of Financial Assets and Liabilities, continued

The following table reconciles assets and liabilities measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2020.

	As of June 30, 2021
		Gain (loss)	Gain (loss)	Purchases,	Transfers
	Opening	recognized in	recognized in	sales and	from level 1	Ending
Level 3 reconciliation	balance	profit or loss	equity	agreements	or level 2	balance
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS
Financial derivative contracts	27,265	(1,173)	—	(5,887)	—	20,205
Forwards	3,576	741		(3,131)		1,186
Swaps	23,689	(1,914)		(2,756)		19,019
Call options	—	—		—		—
Put options	—	—		—		—
Totals	27,265	(1,173)	—	(5,887)	—	20,205
LIABILITIES
Financial derivative contracts	840	369	—	(284)	—	925
Forwards	116	1,856		(1,467)		505
Swaps	724	(1,487)		1,183		420
Call options	—	—		—		—
Put options	—	—		—		—
Totals	840	369	—	(284)	—	925

Note 17 - Fair Value of Financial Assets and Liabilities, continued

	As of December 31, 2020
		Gain (loss)	Gain (loss)	Purchases,	Transfers
	Opening	recognized in	recognized in	sales and	from level 1	Ending
Level 3 reconciliation	balance	profit or loss	equity	agreements	or level 2	balance
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS
Financial derivative contracts	27,432	28,603	—	(28,770)	—	27,265
Forwards	5,060	23,803	—	(25,287)	—	3,576
Swaps	22,372	4,800	—	(3,483)	—	23,689
Call options	—	—	—	—	—	—
Put options	—	—	—	—	—	—
Totals	27,432	28,603	—	(28,770)	—	27,265
LIABILITIES
Financial derivative contracts	1,119	725	—	(1,004)	—	840
Forwards	181	2,397	—	(2,462)	—	116
Swaps	938	(1,672)	—	1,458	—	724
Call options	—	—	—	—	—	—
Put options	—	—	—	—	—	—
Totals	1,119	725	—	(1,004)	—	840

Note 17 - Fair Value of Financial Assets and Liabilities, continued

Hierarchy for remaining assets and liabilities

The following table classifies assets and liabilities measured at fair value on a non-recurring basis, in accordance with the fair value hierarchy as of June 30, 2021 and December 31, 2020.

	As of June 30, 2021
		Market value of the	Other observable	Non-observable
	Estimated fair	asset for identified	significant inputs	significant inputs
Measurement at fair value of items on a non-recurring basis	value	assets (Level 1)	(Level 2)	(Level 3)
	MCh$	MCh$	MCh$	MCh$
ASSETS

Cash and deposits in banks	2,875,942	2,875,942	—	—
Cash items in process of collection	442,662	442,662	—	—
Loans and accounts receivable at amortized cost	22,715,286	—	—	22,715,286
Financial instruments at amortized cost	173,227	173,227	—	—
Investments under resale agreements	122,998	122,998	—	—
Interbank loans, net	57,499	57,499	—	—
Totals	26,387,614	3,672,328	—	22,715,286
LIABILITIES
Deposits and other demand liabilities	6,550,657	6,550,657	—	—
Cash in process of being cleared	420,259	420,259	—	—
Obligations under repurchase agreements	483,241	483,241	—	—
Time deposits and other time liabilities	10,261,883	—	10,261,883	—
Interbank borrowings	4,445,864	4,445,864	—	—
Debt instruments issued	6,711,805	—	6,711,805	—
Lease contract liabilities	136,046	—	136,046	—
Other financial liabilities	29,163	29,163	—	—
Totals	29,038,918	11,929,184	17,109,734	—

Note 17 - Fair Value of Financial Assets and Liabilities, continued

	As of December 31, 2020
		Market value of the	Other observable	Non-observable
	Estimated fair	asset for identified	significant inputs	significant inputs
Measurement at fair value of items on a non-recurring basis	value	assets (Level 1)	(Level 2)	(Level 3)
	MCh$	MCh$	MCh$	MCh$
ASSETS

Cash and deposits in banks	3,089,072	3,089,072	—	—
Cash items in process of collection	173,192	173,192	—	—
Investments under resale agreements	22,767,597	—	—	22,767,597
Interbank loans, net	110,608	110,608	—	—
Loans and accounts receivable from customers, net	105,580	105,580	—	—
Financial instruments at amortized cost	7,121	7,121	—	—
Totals	26,253,170	3,485,573	—	22,767,597
LIABILITIES
Deposits and other demand liabilities	6,197,406	6,197,406	—	—
Cash in process of being cleared	154,232	154,232	—	—
Obligations under repurchase agreements	638,851	638,851	—	—
Time deposits and other time liabilities	11,574,924	—	11,574,924	—
Interbank borrowings	3,794,375	3,794,375	—	—
Debt instruments issued	7,330,126	—	7,330,126	—
Lease contract liabilities	164,304	—	164,304	—
Other financial liabilities	13,123	13,123	—	—
Totals	29,867,341	10,797,987	19,069,354	—